FUNDVANTAGE TRUST

301 Bellevue Parkway

Wilmington, DE 19809

August 1, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	FundVantage Trust 1933 Act File No. 333-141120 1940 Act File No. 811-22027

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act for the Trust did not differ from those contained in Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on July 27, 2012 (SEC Accession Number 0001104659-12-051891).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel L. Weiss
Joel L. Weiss
President

cc:                                 Mr. James G. Shaw

Joseph Del Raso, Esq.

John M. Ford, Esq.

John P. Falco, Esq.